Loan Portfolio and Allowance for Credit Losses, Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Loan commitments to lend additional funds to borrowers	$ 0
Charge-off from loan modifications	0
Allowance for credit loss from loan modifications	0
Loan modifications from payment default	$ 0
Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	63 months
New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	39 months	[1]
Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	24 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	45 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	21 months	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	24 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	18 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	18 months	[1]

[1]	Includes New York, New Jersey, Vermont and Massachusetts.